Investment Objectives and Goals	Mar. 31, 2025
Tradr 1X Short SPY Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Tradr 1X Short SPY Monthly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 1X Short SPY Monthly ETF seeks calendar month investment results, before fees and expenses, that correspond to the inverse (-100%) of the calendar month performance of the SPDR® S&P 500® ETF Trust. The Fund does not seek to achieve its stated investment objective for a period of time different than a calendar month.

Tradr 2X Short SPY Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Tradr 2X Short SPY Monthly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short Spy Monthly ETF seeks calendar month investment results, before fees and expenses, that correspond to the inverse (-200%) of the calendar month performance of the SPDR® S&P 500® ETF Trust. The Fund does not seek to achieve its stated investment objective for a period of time different than a calendar month.

Tradr 2X Long SPY Quarterly ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Tradr 2X Long SPY Quarterly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long SPY Quarterly ETF seeks calendar quarter investment results, before fees and expenses, that correspond to two times (200%) the calendar quarter performance of the SPDR® S&P 500® ETF Trust. The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar quarter.

Tradr 2X Long Innovation 100 Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Tradr 2X Long Innovation 100 Monthly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long Innovation 100 Monthly ETF seeks calendar month investment results, before fees and expenses, that correspond to two times (200%) the calendar month performance of the Invesco QQQ TrustSM The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar month.

Tradr 1X Short Innovation 100 Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Tradr 1X Short Innovation 100 Monthly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 1X Short Innovation 100 Monthly ETF seeks calendar month investment results, before fees and expenses, that correspond to the inverse (-100%) of the calendar month performance of the Invesco QQQ TrustSM The Fund does not seek to achieve its stated investment objective for a period of time different than a calendar month.

Tradr 2X Short Innovation 100 Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Tradr 2X Short Innovation 100 Monthly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short Innovation 100 Monthly ETF seeks calendar month investment results, before fees and expenses, that correspond to the inverse (-200%) of the calendar month performance of the Invesco QQQ TrustSM. The Fund does not seek to achieve its stated investment objective for a period of time different than a calendar month.

Tradr 2X Long Innovation 100 Quarterly ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Tradr 2X Long Innovation 100 Quarterly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long Innovation 100 Quarterly ETF seeks calendar quarter investment results, before fees and expenses, that correspond to two times (200%) the calendar quarter performance of the Invesco QQQ TrustSM. The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar quarter.

Tradr 1.75X Long FXI Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Tradr 1.75X Long FXI Monthly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 1.75X Long FXI Monthly ETF seeks calendar month investment results, before fees and expenses, that correspond to one and a three-quarter (175%) the calendar month performance of the iShares® China Large-Cap ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar month.

Tradr 2X Long IWM Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Tradr 2X Long IWM Monthly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long IWM Monthly ETF seeks calendar month investment results, before fees and expenses, that correspond to two times (200%) the calendar month performance of the iShares® Russell 2000 ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar month.

Tradr 2X Long XLK Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Tradr 2X Long XLK Monthly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long XLK Monthly ETF seeks calendar month investment results, before fees and expenses, that correspond to two times (200%) the calendar month performance of the Technology Select Sector SPDR® Fund. The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar month.

Tradr 2X Long XLF Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Tradr 2X Long XLF Monthly ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long XLF Monthly ETF seeks calendar month investment results, before fees and expenses, that correspond to two times (200%) the calendar month performance of the Financial Select Sector SPDR® Fund. The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar month.